PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed balance sheets

Condensed balance sheets

		As of December 31,
	Notes	2021	2022
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		100,019	7,661	1,111
Prepaid expenses and other current assets		93,546	99,962	14,493
Amounts due from subsidiaries	(b)	9,844,114	12,399,253	1,797,722
Total current assets		10,037,679	12,506,876	1,813,326

Non-current assets:
Investments in subsidiaries		2,333,998	1,484,730	215,266
Total non-current assets		2,333,998	1,484,730	215,266
Total assets		12,371,677	13,991,606	2,028,592
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables		54,893	88,225	12,791
Account payables		51	56	8
Convertible promissory notes		—	537,778	77,970
Amount due to related parties		765	—	—
Amounts due to subsidiaries	(b)	806,788	896,675	130,005
Total current liabilities		862,497	1,522,734	220,774

Non-current liabilities:
Convertible promissory notes		4,266,951	5,859,259	849,513
Total non-current liabilities		4,266,951	5,859,259	849,513
Total liabilities		5,129,448	7,381,993	1,070,287
Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,199,790,000 and 1,199,490,000 shares authorized; 859,932,323 and 859,932,323 shares issued and outstanding as of December 31, 2021 and 2022, respectively)		56	56	8
Class B Ordinary Shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 30,721,723 and 30,721,723 shares issued and outstanding as of December 31, 2021 and 2022, respectively)		4	4	1
Class C Ordinary Shares (par value of US$0.00001 per share; 60,000 and 60,000 shares authorized; 60,000 and 60,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)		—	—	—
Additional paid-in capital		15,198,055	15,239,926	2,209,582
Accumulated other comprehensive (loss) income		(90,443)	11,022	1,598
Accumulated deficit		(7,515,920)	(8,291,872)	(1,202,208)
Treasury stock		(349,523)	(349,523)	(50,676)
Total shareholders’ equity		7,242,229	6,609,613	958,305
Total liabilities and shareholders’ equity		12,371,677	13,991,606	2,028,592

Condensed statements of operations

Condensed statements of operations

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(94,175)	(275,881)	(36,219)	(5,251)
Operating loss	(94,175)	(275,881)	(36,219)	(5,251)
Other loss	(168,656)	(119,932)	(247,083)	(35,825)
Changes in the fair value of convertible promissory notes	(2,544,220)	829,149	22,626	3,280
Share of profits (losses) from subsidiaries and Consolidated VIEs	97,704	66,762	(515,276)	(74,708)
Net (loss) income attributable to VNET Group, Inc.	(2,709,347)	500,098	(775,952)	(112,504)
Income tax expense	—	—	—	—
Net (loss) income	(2,709,347)	500,098	(775,952)	(112,504)

Condensed statements of comprehensive (loss) income

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net (loss) income	(2,709,347)	500,098	(775,952)	(112,504)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(133,439)	(34,908)	101,465	14,711
Other comprehensive (loss) income, net of tax of nil:	(133,439)	(34,908)	101,465	14,711
Comprehensive (loss) income	(2,842,786)	465,190	(674,487)	(97,793)
Comprehensive (loss) income attributable to VNET Group, Inc.	(2,842,786)	465,190	(674,487)	(97,793)

Condensed statements of cash flows

Condensed statements of cash flows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(743,944)	(218,664)	(14,927)	(2,163)
Net cash (used in) generated from investing activities	(3,036,370)	113,530	(1,670,058)	(242,136)
Net cash generated from financing activities	3,598,441	143,037	1,592,627	230,909
Net (decrease) increase in cash and cash equivalents and restricted cash	(181,873)	37,903	(92,358)	(13,390)
Cash and cash equivalents and restricted cash at beginning of the year	243,989	62,116	100,019	14,501
Cash and cash equivalents and restricted cash at end of the year	62,116	100,019	7,661	1,111

Schedule of significant related party transactions

	As of December 31,
	2021	2022
	RMB	RMB	US$
Amounts due from subsidiaries
- VNET HK	7,195,150	9,492,742	1,376,318
- WiFire Open Network Group Ltd.	2,286,602	2,513,185	364,378
- VNET Future Technology Limited	306,034	334,301	48,469
- VNET Mobile	55,679	57,972	8,405
- Others	649	1,053	152
	9,844,114	12,399,253	1,797,722
Amounts due to subsidiaries
- DYX	462,551	525,048	76,125
- HongKong Fastweb Holdings Co., Limited	212,778	232,432	33,699
- VNET Beijing	76,453	63,016	9,136
- Others	55,006	76,179	11,045
	806,788	896,675	130,005